Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Geographical Information

Geographical information for the years ended December 31, 2016, 2017, and 2018 is as follows:

	Year ended December 31, 2016		Year ended December 31, 2017
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	NT$000	NT$000
Taiwan	$40,571	$199,916	$49,635	$176,727
Europe	1,003	—	—	—
China	—	35	—	23
Others	100	13,788	—	6,645
	$41,674	$213,739	$49,635	$183,395

	Year ended December 31, 2018		Year ended December 31, 2018
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	US$000	US$000
Taiwan	$52,100	$202,724	$1,702	$6,623
Europe	10,224	—	334	—
China	—	11	—	—
Others	—	7,482	—	245
	$62,324	$210,217	$2,036	$6,868

Summary of Sales to Individual Customers Exceeding 10% of Revenue

Details of sales to individual customers exceeding 10% of the Group’s revenue for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Year ended December 31,
	2016	2017
Customer	Revenue	Revenue
	NT$000	NT$000
A	$34,357	$40,385
B	6,214	9,250
F	1,003	—

	Year ended December 31,
	2018	2018
Customer	Revenue	Revenue
	NT$000	US$000
A	$40,765	$1,332
B	11,335	370
F	10,224	334